Share Capital and Dividends - Summary of Issued Share Capital (Details) $ in Thousands			12 Months Ended
	Oct. 31, 2022 CAD ($) shares	Jul. 01, 2022 shares	Mar. 31, 2024 CAD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 CAD ($) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance (in shares)			95,195,816	95,195,816	92,725,616	92,725,616
Balance (in shares)			95,415,248	95,415,248	95,195,816	95,195,816	92,725,616
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions | $			$ 0		$ 0
Exercise of stock options | $			6,000		346,000
Share capital | $			312,409,000		311,967,000
Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions | $			$ 1,924,000		1,708,000
Datum Consulting Group, LLC
Disclosure of classes of share capital [line items]
Business acquisition | $					5,528,000
Datum Consulting Group, LLC | Share Capital
Disclosure of classes of share capital [line items]
Business acquisition | $					5,528,000
Trafic 3W inc
Disclosure of classes of share capital [line items]
Business acquisition | $					276,000
Trafic 3W inc | Share Capital
Disclosure of classes of share capital [line items]
Business acquisition | $					$ 276,000
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Balance (in shares)			87,871,568	87,871,568
Exercise of stock options (in shares)			2,500	2,500
Settlement of DSU (in shares)			2,500	2,500	152,632	152,632
Balance (in shares)			88,141,000	88,141,000	87,871,568	87,871,568
Stock Purchased For Cancellation, Shares			(493,878)	(493,878)
Issuance of Subordinate Voting Shares from exercise of stock options | $			$ 6,000		$ 346,000
Subordinate Voting Shares | DSU
Disclosure of classes of share capital [line items]
Issued (in shares)			(73,682)	(73,682)
Subordinate Voting Shares | Restricted share units
Disclosure of classes of share capital [line items]
Issued (in shares)			(14,707)	(14,707)
Subordinate Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Balance (in shares)			87,871,568	87,871,568	85,554,000	85,554,000
Exercise of stock options (in shares)					0	0
Balance (in shares)					87,871,568	87,871,568	85,554,000
Beginning balance | $			$ 307,110,000		$ 300,901,000
Stock Purchased For Cancellation, Value | $			(1,724,000)		$ (1,303,000)
Stock Purchased For Cancellation, Shares					(371,525)	(371,525)
Issuance of Subordinate Voting Shares from exercise of stock options | $			8,000		$ 0
Shares Granted, Value, Share-based Payment Arrangement, after Forfeiture1 | $			8,000		536,000
Ending balance | $			307,585,000		$ 307,110,000		$ 300,901,000
Subordinate Voting Shares | Share Capital | DSU
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares from settlement of DSUs and RSUs | $			(201,000)
Subordinate Voting Shares | Share Capital | Restricted share units
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares from settlement of DSUs and RSUs | $			$ (33,000)
Subordinate Voting Shares | Aggregated individually immaterial business combinations
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares (in shares)			622,421	622,421
Subordinate Voting Shares | Aggregated individually immaterial business combinations | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares (in shares)					738,382	738,382
Business acquisition | $			$ 1,924,000		$ 1,708,000
Subordinate Voting Shares | Alithya Travercent LLC
Disclosure of classes of share capital [line items]
Equity interest issued or issuable					$ (1,108,000)	$ (819)
Subordinate Voting Shares | Alithya Travercent LLC | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares (in shares)					580,500	580,500
Subordinate Voting Shares | Datum Consulting Group, LLC
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares (in shares)		5,551,961
Equity interest issued or issuable			$ (1,924,000)	$ (1,438)		$ (5,552)
Subordinate Voting Shares | Datum Consulting Group, LLC | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares (in shares)		1,867,262	622,421	622,421	1,867,262	1,867,262	1,867,262
Business acquisition | $					$ 5,528,000
Subordinate Voting Shares | Trafic 3W inc
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares (in shares)	50,000
Equity interest issued or issuable | $	$ (281,000)
Subordinate Voting Shares | Trafic 3W inc | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares (in shares)	83,449
Business acquisition | $			$ 33,000		$ 276,000
Multiple Voting Shares
Disclosure of classes of share capital [line items]
Balance (in shares)			7,324,248	7,324,248
Exercise of stock options (in shares)			0	0
Balance (in shares)			7,274,248	7,274,248	7,324,248	7,324,248
Multiple Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Balance (in shares)			7,324,248	7,324,248	7,171,616	7,171,616
Exercise of stock options (in shares)					152,632	152,632
Balance (in shares)					7,324,248	7,324,248	7,171,616
Beginning balance | $			$ 4,857,000		$ 4,321,000
Issuance of Subordinate Voting Shares from exercise of stock options | $			0		536,000
Ending balance | $			4,824,000		$ 4,857,000		$ 4,321,000
Multiple Voting Shares | Trafic 3W inc
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares (in shares)	(50,000)
Issued (in shares)	50,000
Issuance of Subordinate Voting Shares from settlement of DSUs and RSUs | $	$ 33,000
Multiple Voting Shares | Trafic 3W inc | Share Capital
Disclosure of classes of share capital [line items]
Business acquisition | $			$ (33,000)